Intangible Asset -Estimated annual amortization expense (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible Asset
2019	$ 89,951	¥ 618,458
2020	89,951	618,458
2021	89,951	618,458
2022	89,951	618,458
2023	$ 16,017	¥ 110,125